Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Core Bond Fund

May 31, 2019

ZCD-QTLY-0719
1.9881604.102

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.8%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
3.6% 2/17/23	$95,000	$97,446
4.45% 4/1/24	3,000	3,201
5.15% 11/15/46	50,000	52,408
6.2% 3/15/40 (a)	40,000	47,187
6.3% 1/15/38	50,000	59,190
Verizon Communications, Inc.:
4.862% 8/21/46	16,000	17,630
5.012% 4/15/49	37,000	41,822
5.5% 3/16/47	11,000	13,289
		332,173
Entertainment - 0.1%
NBCUniversal, Inc.:
4.45% 1/15/43	11,000	11,590
5.95% 4/1/41	8,000	9,975
The Walt Disney Co. 7.75% 12/1/45 (b)	20,000	32,537
		54,102
Media - 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.908% 7/23/25	45,000	47,612
5.375% 5/1/47	55,000	55,130
Comcast Corp.:
3.9% 3/1/38	6,000	6,077
3.969% 11/1/47	18,000	17,836
4.6% 8/15/45	15,000	16,220
4.65% 7/15/42	14,000	15,434
6.45% 3/15/37	15,000	19,573
Fox Corp.:
3.666% 1/25/22 (b)	4,000	4,102
4.03% 1/25/24 (b)	6,000	6,285
4.709% 1/25/29 (b)	9,000	9,843
5.476% 1/25/39 (b)	9,000	10,258
5.576% 1/25/49 (b)	6,000	7,003
Time Warner Cable, Inc.:
4% 9/1/21	80,000	81,604
5.875% 11/15/40	100,000	103,478
7.3% 7/1/38	120,000	140,503
		540,958

TOTAL COMMUNICATION SERVICES		927,233

CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.5%
General Motors Financial Co., Inc. 4.375% 9/25/21	200,000	204,901
CONSUMER STAPLES - 1.4%
Beverages - 0.7%
Anheuser-Busch InBev Finance, Inc. 4.7% 2/1/36	125,000	129,119
Anheuser-Busch InBev Worldwide, Inc.:
4.75% 4/15/58	27,000	27,012
5.45% 1/23/39	20,000	22,341
5.55% 1/23/49	104,000	118,036
5.8% 1/23/59 (Reg. S)	34,000	39,528
		336,036
Food Products - 0.2%
JBS U.S.A. Lux SA / JBS Food Co. 6.5% 4/15/29 (b)	70,000	73,500
Tobacco - 0.5%
Altria Group, Inc.:
3.875% 9/16/46	30,000	25,134
4.25% 8/9/42	27,000	24,103
4.5% 5/2/43	80,000	72,609
4.8% 2/14/29	16,000	16,711
Reynolds American, Inc. 7.25% 6/15/37	75,000	90,778
		229,335

TOTAL CONSUMER STAPLES		638,871

ENERGY - 4.7%
Oil, Gas & Consumable Fuels - 4.7%
Alberta Energy Co. Ltd.:
7.375% 11/1/31	28,000	35,677
8.125% 9/15/30	26,000	34,302
Anadarko Finance Co. 7.5% 5/1/31	40,000	52,286
Anadarko Petroleum Corp.:
5.55% 3/15/26	50,000	55,100
6.2% 3/15/40	10,000	12,004
6.6% 3/15/46	36,000	46,220
Canadian Natural Resources Ltd.:
3.9% 2/1/25	25,000	25,924
5.85% 2/1/35	25,000	28,306
Cenovus Energy, Inc.:
4.25% 4/15/27	24,000	23,938
6.75% 11/15/39	25,000	27,948
Columbia Pipeline Group, Inc.:
4.5% 6/1/25	25,000	26,715
5.8% 6/1/45	10,000	11,476
DCP Midstream LLC 5.85% 5/21/43 (b)(c)	105,000	97,388
DCP Midstream Operating LP 3.875% 3/15/23	20,000	19,750
Enbridge, Inc. 4.25% 12/1/26	25,000	26,594
Encana Corp. 6.625% 8/15/37	15,000	17,952
Energy Transfer Partners LP:
4.2% 9/15/23	6,000	6,203
4.95% 6/15/28	22,000	23,208
5.8% 6/15/38	12,000	12,789
6% 6/15/48	8,000	8,657
Enterprise Products Operating LP 3.75% 2/15/25	20,000	20,728
Kinder Morgan Energy Partners LP 6.55% 9/15/40	65,000	76,572
Kinder Morgan, Inc. 5.55% 6/1/45	12,000	13,016
Marathon Petroleum Corp. 5.125% 3/1/21	35,000	36,471
MPLX LP:
4.5% 7/15/23	10,000	10,494
4.8% 2/15/29	6,000	6,370
4.875% 12/1/24	14,000	14,989
5.5% 2/15/49	17,000	17,971
Petrobras Global Finance BV:
6.9% 3/19/49	100,000	99,497
7.25% 3/17/44	110,000	116,677
7.375% 1/17/27	90,000	100,872
Petroleos Mexicanos:
4.625% 9/21/23	330,000	327,919
5.625% 1/23/46	40,000	32,560
6.35% 2/12/48	155,000	135,300
6.5% 3/13/27	20,000	20,134
6.75% 9/21/47	210,000	189,588
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	51,000	51,503
The Williams Companies, Inc.:
4.55% 6/24/24	70,000	73,801
5.75% 6/24/44	35,000	38,212
Western Gas Partners LP:
4.65% 7/1/26	35,000	35,111
4.75% 8/15/28	6,000	6,001
5.375% 6/1/21	48,000	49,464
Williams Partners LP 4.3% 3/4/24	100,000	104,996
		2,170,683
FINANCIALS - 12.5%
Banks - 4.7%
Bank of America Corp.:
3.004% 12/20/23 (c)	66,000	66,403
3.5% 4/19/26	160,000	163,423
3.705% 4/24/28 (c)	29,000	29,475
3.974% 2/7/30 (c)	175,000	180,425
Barclays PLC 4.375% 1/12/26	200,000	202,152
Citigroup, Inc.:
2.4% 2/18/20	62,000	61,917
3.142% 1/24/23 (c)	23,000	23,136
4.3% 11/20/26	9,000	9,334
4.4% 6/10/25	74,000	77,503
4.45% 9/29/27	215,000	224,951
Credit Suisse Group Funding Guernsey Ltd. 3.8% 6/9/23	250,000	256,132
JPMorgan Chase & Co.:
2.95% 10/1/26	135,000	133,714
3.797% 7/23/24 (c)	35,000	36,173
4.35% 8/15/21	125,000	129,681
4.452% 12/5/29 (c)	200,000	216,588
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	165,000	169,773
6% 12/19/23	75,000	80,028
6.125% 12/15/22	80,000	85,084
		2,145,892
Capital Markets - 3.5%
Affiliated Managers Group, Inc. 4.25% 2/15/24	22,000	23,212
Deutsche Bank AG New York Branch:
3.15% 1/22/21	100,000	98,786
4.1% 1/13/26	100,000	97,142
5% 2/14/22	48,000	49,007
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (c)	170,000	169,817
3.2% 2/23/23	35,000	35,396
3.691% 6/5/28 (c)	170,000	170,933
3.75% 5/22/25	50,000	51,168
3.814% 4/23/29 (c)	75,000	75,767
6.75% 10/1/37	13,000	16,369
Moody's Corp.:
3.25% 1/15/28	10,000	10,010
4.875% 2/15/24	9,000	9,767
Morgan Stanley:
3.125% 7/27/26	171,000	169,826
3.737% 4/24/24 (c)	115,000	118,509
4.431% 1/23/30 (c)	197,000	211,605
5% 11/24/25	35,000	38,138
5.625% 9/23/19	100,000	100,848
5.75% 1/25/21	150,000	157,241
		1,603,541
Consumer Finance - 2.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.45% 4/3/26	150,000	153,053
Capital One Financial Corp.:
2.5% 5/12/20	125,000	124,770
3.8% 1/31/28	22,000	21,995
Discover Financial Services:
3.95% 11/6/24	80,000	82,785
4.1% 2/9/27	76,000	76,908
4.5% 1/30/26	24,000	25,083
Ford Motor Credit Co. LLC 5.584% 3/18/24	200,000	208,239
Synchrony Financial:
3.95% 12/1/27	217,000	209,942
4.375% 3/19/24	13,000	13,365
5.15% 3/19/29	34,000	35,282
		951,422
Diversified Financial Services - 1.3%
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (b)	10,000	10,010
3.95% 7/1/24 (b)	13,000	12,914
4.375% 5/1/26 (b)	10,000	10,022
AXA Equitable Holdings, Inc. 3.9% 4/20/23	6,000	6,216
Brixmor Operating Partnership LP:
3.25% 9/15/23	35,000	35,024
3.85% 2/1/25	40,000	40,641
4.125% 5/15/29	5,000	5,084
Cigna Corp.:
4.125% 11/15/25 (b)	13,000	13,579
4.375% 10/15/28 (b)	33,000	34,640
4.8% 8/15/38 (b)	21,000	21,485
4.9% 12/15/48 (b)	21,000	21,489
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)	145,000	152,005
Pine Street Trust I:
4.572% 2/15/29 (b)	100,000	102,817
5.568% 2/15/49 (b)	100,000	105,096
Voya Financial, Inc. 3.125% 7/15/24	12,000	12,037
		583,059
Insurance - 0.9%
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	20,000	21,482
4.9% 3/15/49	18,000	20,309
Pacific LifeCorp 5.125% 1/30/43 (b)	50,000	55,522
Pricoa Global Funding I 5.375% 5/15/45 (c)	45,000	45,900
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	80,000	85,185
Unum Group 3.875% 11/5/25	175,000	179,452
		407,850

TOTAL FINANCIALS		5,691,764

HEALTH CARE - 1.4%
Health Care Providers & Services - 0.9%
Cigna Corp. 3.75% 7/15/23 (b)	27,000	27,706
CVS Health Corp.:
4.1% 3/25/25	55,000	56,935
4.3% 3/25/28	64,000	65,952
4.78% 3/25/38	29,000	28,899
5.05% 3/25/48	82,000	83,351
Elanco Animal Health, Inc.:
3.912% 8/27/21 (b)	5,000	5,104
4.272% 8/28/23 (b)	18,000	18,896
4.9% 8/28/28 (b)	7,000	7,589
HCA Holdings, Inc. 6.5% 2/15/20	50,000	51,181
Toledo Hospital:
5.325% 11/15/28	12,000	12,914
6.015% 11/15/48	56,000	63,657
		422,184
Pharmaceuticals - 0.5%
Actavis Funding SCS 3.45% 3/15/22	40,000	40,230
Mylan NV:
3.15% 6/15/21	50,000	49,750
3.95% 6/15/26	20,000	18,803
4.55% 4/15/28	20,000	19,158
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	55,000	54,507
Zoetis, Inc. 3.45% 11/13/20	15,000	15,176
		197,624

TOTAL HEALTH CARE		619,808

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)	40,000	41,291
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
3.875% 7/3/23	38,000	38,852
4.25% 2/1/24	29,000	30,127
International Lease Finance Corp. 5.875% 8/15/22	100,000	108,153
		177,132

TOTAL INDUSTRIALS		218,423

INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 5.45% 6/15/23 (b)	100,000	106,309
MATERIALS - 0.0%
Chemicals - 0.0%
Nutrien Ltd.:
4.2% 4/1/29	4,000	4,163
5% 4/1/49	6,000	6,237
		10,400
REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Boston Properties, Inc. 4.5% 12/1/28	19,000	20,635
Corporate Office Properties LP 5.25% 2/15/24	157,000	166,830
DDR Corp. 4.625% 7/15/22	21,000	21,786
Duke Realty LP 3.625% 4/15/23	50,000	51,407
Hudson Pacific Properties LP 4.65% 4/1/29	9,000	9,486
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	165,000	170,429
4.5% 1/15/25	6,000	6,205
4.75% 1/15/28	59,000	61,413
Store Capital Corp. 4.625% 3/15/29	9,000	9,425
Ventas Realty LP:
3.5% 2/1/25	65,000	66,379
4% 3/1/28	11,000	11,346
WP Carey, Inc.:
4% 2/1/25	28,000	28,519
4.6% 4/1/24	50,000	52,854
		676,714
Real Estate Management & Development - 0.6%
Brandywine Operating Partnership LP:
3.95% 2/15/23	103,000	106,487
3.95% 11/15/27	24,000	24,208
Digital Realty Trust LP:
4.75% 10/1/25	45,000	48,757
5.25% 3/15/21	30,000	31,123
Liberty Property LP 4.4% 2/15/24	40,000	42,436
Mack-Cali Realty LP 3.15% 5/15/23	50,000	46,091
		299,102

TOTAL REAL ESTATE		975,816

UTILITIES - 0.5%
Electric Utilities - 0.4%
FirstEnergy Corp.:
4.25% 3/15/23	45,000	47,168
7.375% 11/15/31	85,000	114,147
IPALCO Enterprises, Inc. 3.7% 9/1/24	10,000	10,215
		171,530
Independent Power and Renewable Electricity Producers - 0.1%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	53,000	56,445

TOTAL UTILITIES		227,975

TOTAL NONCONVERTIBLE BONDS
(Cost $11,595,135)		11,792,183

U.S. Government and Government Agency Obligations - 31.7%
U.S. Treasury Inflation-Protected Obligations - 2.5%
U.S. Treasury Inflation-Indexed Bonds:
0.875% 2/15/47	$250,000	$271,358
1% 2/15/49	26,500	28,622
U.S. Treasury Inflation-Indexed Notes:
0.375% 1/15/27	355,000	373,938
0.375% 7/15/27	420,000	437,834
0.875% 1/15/29	50,000	52,633

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		1,164,385

U.S. Treasury Obligations - 29.2%
U.S. Treasury Bonds:
2.75% 11/15/47	299,000	309,407
3% 2/15/49	1,547,000	1,684,296
U.S. Treasury Notes:
1.75% 6/30/22	655,000	652,416
1.875% 3/31/22	2,204,000	2,203,484
2.125% 3/31/24	1,156,000	1,166,070
2.125% 11/30/24	336,000	338,783
2.125% 5/31/26	350,000	351,805
2.25% 4/30/24	1,010,000	1,025,071
2.25% 12/31/24	595,000	603,762
2.375% 4/30/26	870,000	889,745
2.5% 3/31/23	1,172,000	1,197,454
2.5% 2/28/26	945,000	973,498
2.625% 2/15/29	750,000	781,904
2.75% 2/28/25	582,000	606,371
3.125% 11/15/28	520,000	564,058

TOTAL U.S. TREASURY OBLIGATIONS		13,348,124

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $14,083,197)		14,512,509

U.S. Government Agency - Mortgage Securities - 4.9%
Fannie Mae - 3.5%
2.5% 6/1/34 (a)	50,000	50,032
3% 8/1/33	24,998	25,366
3% 6/1/34 (a)	50,000	50,732
3% 6/1/34 (a)	75,000	76,098
3% 7/1/34 (a)	125,000	126,796
3% 6/1/49 (a)	50,000	50,200
3% 6/1/49 (a)	50,000	50,200
3% 6/1/49 (a)	50,000	50,200
3% 6/1/49 (a)	50,000	50,200
3% 6/1/49 (a)	100,000	100,401
3% 7/1/49 (a)	300,000	301,038
3.5% 6/1/49 (a)	100,000	101,987
3.5% 6/1/49 (a)	100,000	101,987
3.5% 6/1/49 (a)	225,000	229,470
3.5% 6/1/49 (a)	25,000	25,497
3.5% 7/1/49 (a)	150,000	152,695
4% 6/1/49 (a)	25,000	25,805
4.5% 1/1/49	25,000	26,163

TOTAL FANNIE MAE		1,594,867

Freddie Mac - 0.2%
4% 9/1/48 (d)(e)	96,617	100,095
Ginnie Mae - 1.2%
3% 6/1/49 (a)	75,000	76,127
3% 6/1/49 (a)	50,000	50,751
3.5% 6/1/49 (a)	100,000	102,790
3.5% 6/1/49 (a)	25,000	25,698
3.5% 7/1/49 (a)	50,000	51,336
4% 6/1/49 (a)	225,000	232,737

TOTAL GINNIE MAE		539,439

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $2,217,152)		2,234,401

Asset-Backed Securities - 2.4%
Cedar Funding Ltd. Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 3.8749% 5/29/32 (b)(c)(f)	$250,000	$250,000
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (b)	49,250	50,470
Class A2II, 4.03% 11/20/47 (b)	49,250	50,729
Dryden Senior Loan Fund Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 1.33% 5/15/32 (a)(b)(c)(f)	250,000	250,000
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	30,000	31,967
GCO Education Loan Funding Master Trust II Series 2007-1A Class A6L, 3 month U.S. LIBOR + 0.110% 2.761% 11/25/26 (b)(c)(f)	47,284	47,167
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (b)	98,814	101,988
Nationstar HECM Loan Trust Series 2018-2A Class A, 3.1877% 7/25/28 (b)	39,060	39,069
Prosper Marketplace Issuance Trust Series 2019-2A Class A, 3.2% 9/15/25 (b)	100,000	99,998
Towd Point Mortgage Trust Series 2018-6 Class A1A, 3.75% 3/25/58 (b)	91,612	93,856
Upgrade Receivables Trust Series 2018-1A Class A, 3.76% 11/15/24 (b)	61,909	62,142
TOTAL ASSET-BACKED SECURITIES
(Cost $1,068,409)		1,077,386

Collateralized Mortgage Obligations - 0.5%
Private Sponsor - 0.5%
Citigroup Mortgage Loan Trust, Inc. sequential payer Series 2009-5 Class 5A1, 4.8238% 1/25/37 (b)(c)	16,390	16,694
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (b)(c)	22,196	22,083
Lanark Master Issuer PLC Series 2019-2A Class 1A, 0.67% 12/22/69 (b)(g)	200,000	200,000
Winwater Mortgage Loan Trust sequential payer Series 2015-1 Class A9, 2.5% 1/20/45 (b)	12,752	12,683
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $251,712)		251,460

Commercial Mortgage Securities - 2.6%
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/52	31,000	34,224
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.625% 5.0646% 9/15/37 (b)(c)(f)	9,981	9,877
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 4.2396% 11/15/35 (b)(c)(f)	81,212	81,334
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 3.5% 4/15/34 (b)(c)(f)	100,000	100,094
Citigroup Commercial Mortgage Trust Series 2018-C6 Class A4, 4.412% 11/10/51	17,000	19,012
COMM Mortgage Trust:
Series 2014-CR17 Class XA, 1.0161% 5/10/47 (c)(h)	80,256	3,295
Series 2015-DC1 Class XA, 1.1255% 2/10/48 (c)(h)	853,037	34,855
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 3.443% 5/15/36 (b)(c)(f)	100,000	100,000
Series 2018-SITE Class D, 4.782% 4/15/36 (b)	100,000	102,464
CSAIL Commercial Mtg Trust Series 2018-C14 Class A4 4.4216% 11/15/51	14,000	15,587
CSMC Trust Series 2017-PFHP Class D, 1 month U.S. LIBOR + 2.250% 4.6896% 12/15/30 (b)(c)(f)	76,000	75,748
GAHR Commercial Mortgage Trust Series 2015-NRF Class DFX, 3.3822% 12/15/34 (b)(c)	125,000	124,423
GS Mortgage Securities Trust sequential payer:
Series 2017-GS8 Class A4, 3.469% 11/10/50	20,000	20,753
Series 2018-GS10 Class A5, 4.155% 7/10/51	20,000	21,878
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class DFX, 5.3503% 7/5/33 (b)	10,000	10,602
Class EFX, 5.5422% 7/5/33 (b)	10,000	10,556
Morgan Stanley Capital I Trust:
floater:
Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 3.6896% 8/15/33 (b)(c)(f)	23,000	22,913
Class C, 1 month U.S. LIBOR + 1.500% 3.9396% 8/15/33 (b)(c)(f)	56,000	55,930
Series 2019-AGLN Class A, 1 month U.S. LIBOR + 0.950% 3.3896% 3/15/34 (b)(c)(f)	50,000	50,000
Series 2018-H4 Class A4, 4.31% 12/15/51	53,000	58,748
MSCG Trust Series 2016-SNR Class C, 5.205% 11/15/34 (b)	21,250	21,429
RETL floater Series 2019-RVP:
Class A, 1 month U.S. LIBOR + 1.150% 3.5896% 3/15/36 (b)(c)(f)	44,743	44,759
Class C, 1 month U.S. LIBOR + 2.100% 4.5396% 3/15/36 (b)(c)(f)	50,000	50,113
Wells Fargo Commercial Mortgage Trust Series 2018-C48 Class A5, 4.302% 1/15/52	30,000	33,195
WF-RBS Commercial Mortgage Trust:
Series 2014-C21 Class XA, 1.0585% 8/15/47 (c)(h)	914,634	36,931
Series 2014-C25 Class A5, 3.631% 11/15/47	50,000	52,350
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,197,594)		1,191,070

Municipal Securities - 0.6%
California Gen. Oblig. Series 2009, 7.35% 11/1/39	90,000	135,311
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	125,000	128,971
TOTAL MUNICIPAL SECURITIES
(Cost $239,689)		264,282

Foreign Government and Government Agency Obligations - 0.5%
Argentine Republic 5.875% 1/11/28	$100,000	$69,430
Dominican Republic 5.95% 1/25/27 (b)	100,000	105,250
Turkish Republic 7.375% 2/5/25	65,000	63,828
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $269,153)		238,508
	Shares	Value

Fixed-Income Funds - 32.4%
Fidelity Floating Rate Central Fund (i)	24,507	2,488,682
Fidelity Mortgage Backed Securities Central Fund (i)	73,816	8,007,590
Fidelity Specialized High Income Central Fund (i)	43,511	4,318,936
TOTAL FIXED-INCOME FUNDS
(Cost $14,857,414)		14,815,208

Money Market Funds - 4.6%
Fidelity Cash Central Fund 2.41% (j)
(Cost $2,080,809)	2,080,393	2,080,809

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.805% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2029	1/28/22	100,000	$1,324
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.99% and receive quarterly a floating rate based on 3 month LIBOR, expiring December 2028.	12/6/21	70,000	685

TOTAL PUT OPTIONS			2,009

Call Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.805% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2029	1/28/22	100,000	5,477
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.99% and pay quarterly a floating rate based on the 3 month LIBOR, expiring December 2028.	12/6/21	70,000	4,474

TOTAL CALL OPTIONS			9,951

TOTAL PURCHASED SWAPTIONS
(Cost $10,934)			11,960
TOTAL INVESTMENT IN SECURITIES - 106.0%
(Cost $47,871,198)			48,469,776
NET OTHER ASSETS (LIABILITIES) - (6.0)%			(2,743,479)
NET ASSETS - 100%			$45,726,297

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 6/1/34	$(125,000)	$(126,830)
3% 6/1/49	(300,000)	(301,202)
3.5% 6/1/49	(75,000)	(76,490)
3.5% 6/1/49	(150,000)	(152,980)
3.5% 6/1/49	(25,000)	(25,497)
3.5% 6/1/49	(50,000)	(50,993)
3.5% 6/1/49	(150,000)	(152,980)

TOTAL FANNIE MAE		(886,972)

Ginnie Mae
3% 6/1/49	(100,000)	(101,503)
3.5% 6/1/49	(50,000)	(51,395)

TOTAL GINNIE MAE		(152,898)

TOTAL TBA SALE COMMITMENTS
(Proceeds $1,034,541)		$(1,039,870)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	3	Sept. 2019	$644,016	$(3,060)	$(3,060)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1	Sept. 2019	117,367	(1,408)	(1,408)
TOTAL FUTURES CONTRACTS					$(4,468)

The notional amount of futures sold as a percentage of Net Assets is 1.7%

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 11	Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$10,000	$40	$(72)	$(32)
CMBX N.A. AAA Index Series 11	Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	50,000	198	(57)	141
CMBX N.A. AAA Index Series 11	Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	80,000	317	(184)	133
CMBX N.A. AAA Index Series 11	Nov. 2054	Credit Suisse International	(0.5%)	Monthly	20,000	80	(144)	(64)
CMBX N.A. AAA Index Series 11	Nov. 2054	Credit Suisse International	(0.5%)	Monthly	55,000	218	(9)	209
CMBX N.A. AAA Index Series 11	Nov. 2054	J.P. Morgan Securities LLC	(0.5%)	Monthly	20,000	79	(136)	(57)

TOTAL CREDIT DEFAULT SWAPS						$932	$(602)	$330

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
3-month LIBOR(3)	Quarterly	3%	Semi - annual	LCH	Jun. 2029	$25,000	$(711)	$0	$(711)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,334,946 or 7.3% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,600.

 (e) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $4,800.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$18,811
Fidelity Floating Rate Central Fund	87,297
Fidelity Mortgage Backed Securities Central Fund	149,964
Fidelity Specialized High Income Central Fund	143,935
Total	$400,007

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$1,879,588	$637,298	$--	$--	$(28,204)	$2,488,682	0.1%
Fidelity Mortgage Backed Securities Central Fund	6,034,862	2,304,419	535,000	(4,659)	207,968	8,007,590	0.1%
Fidelity Specialized High Income Central Fund	2,920,771	1,418,935	--	--	(20,770)	4,318,936	0.5%
Total	$10,835,221	$4,360,652	$535,000	$(4,659)	$158,994	$14,815,208

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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